GEOGRAPHIC INFORMATION - Total revenues and Long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 200,287	$ 176,223	$ 156,739
Long-lived assets	4,392	3,865	3,835
Americas, principally the U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	97,453	86,636	81,051
Long-lived assets	521	219	96
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	72,956	59,193	49,229
Long-lived assets	81	109	106
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	27,233	25,887	24,238
Long-lived assets	84	70	64
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,645	4,507	2,221
Long-lived assets	$ 3,706	$ 3,467	$ 3,569